CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Citigroup’s net income		$ 14,912	$ 17,242	$ 7,310
Add: Citigroup’s other comprehensive income (loss)
Net change in unrealized gains and losses on investment securities, net of taxes		108	(964)	1,697
Net change in debt valuation adjustment (DVA), net of taxes	[1]	(337)	0	0
Net change in cash flow hedges, net of taxes		57	292	336
Benefit plans liability adjustment, net of taxes	[2]	(48)	43	(1,170)
Net change in foreign currency translation adjustment, net of taxes and hedges		(2,802)	(5,499)	(4,946)
Citigroup’s total other comprehensive income (loss)		(3,022)	(6,128)	(4,083)
Total comprehensive income		11,890	11,114	3,227
Add: Other comprehensive income (loss) attributable to noncontrolling interests		(56)	(83)	(106)
Add: Net income attributable to noncontrolling interests		63	90	192
Citigroup’s total comprehensive income		$ 11,897	$ 11,121	$ 3,313

[1]	See Note 1 to the Consolidated Financial Statements.
[2]	Reflects adjustments based on the actuarial valuations of Citi’s pension and postretirement plans, including changes in the mortality assumptions at December 31, 2014, and amortization of amounts previously recognized in Accumulated other comprehensive income (loss). See Note 8 to the Consolidated Financial Statements.